                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                 ----------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS
                      (FORMERLY FRESCO INDEX SHARES FUNDS)

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      225 Franklin Street, Boston, MA 02109

 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019

       Registrant's telephone number, including area code: (866) S-TRACKS

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

ITEM 1: REPORTS TO SHAREHOLDERS
streetTRACKS (R)
Index Shares Funds

ANNUAL REPORT
SEPTEMBER 30, 2004



(COVER GRAPHIC)

                                 [streetTRACKS annual report]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

On July 1, 2004, SSgA Funds Management, Inc. began managing two new additions to the streetTRACKS family. The Fresco Dow Jones STOXX 50 Fund (NYSE: FEU) and the Fresco Dow Jones Euro STOXX 50 Fund (NYSE: FEZ) were transferred from UBS Global Asset Management (US) Inc. and were accordingly renamed the streetTRACKS STOXX 50 Fund (NYSE: FEU) and streetTRACKS EuroSTOXX 50 Fund (NYSE: FEZ). The Funds are managed to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index, respectively.

Enabling investors to gain easy exposure to the European and Eurozone markets, the streetTRACKS STOXX 50 Fund and the streetTRACKS EuroSTOXX 50 Fund have posted returns of 22.13% and 24.21%, respectively, for the fiscal year ending September 30, 2004. First quarter returns were very strong, but markets grew more cautious towards fiscal year end, due to instability in the Middle East and higher oil prices.

Though markets remained flat through fiscal year end, investors' interest in exchange traded funds continued to grow. ETFs listed and traded on U.S. exchanges number 148 as of September 30, 2004 -- up from 114 at the end of the last fiscal year. Total assets under management topped $181 billion as of September 30, 2004, representing an increase of approximately $57 billion over last year. The streetTRACKS family continued to share in the success of ETFs as well. Total assets invested in the streetTRACKS funds exceeded $1 billion in eleven funds as of September 30, 2004.

We anticipate further growth in the ETF industry -- both in assets and in the number of ETF products available. We are fully committed to playing a leading role in working with investors and advisors to develop applications for ETFs that help you best pursue your investment goals. We look forward to a continued relationship built on trust and dedicated to delivering innovative products, and applications for those products, that best serve the needs of the investment community.

Agustin J. Fleites
President
streetTRACKS Series Trust

                                 [streetTRACKS annual report]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES STOXX 50 INDEX FUND
The Dow Jones STOXX 50 Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones STOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund performance for the year ending September 30, 2004 was 22.13% versus the Index return of 22.40%. The vast majority of the return was posted in the first quarter of the fiscal year. Stock markets in many parts of the world posted strong gains during that time period. Markets reacted positively to encouraging economic news and appeared to build expected earnings into stock prices during the period. Since December, the markets have been relatively flat. Investors appeared to cautiously wait for expected earnings to materialize. Other factors influencing the markets were instability in the Middle East and increasing oil prices. The price of a barrel of oil was just under $50 on September 30, 2004, a 70% increase over the price a year earlier.

Ericsson Lm Tel of Sweden was the top performing stock in the index during the period, rising 100%. Nokia OYJ was the worst performing stock in the index, falling nearly 14%. While both firms are well known makers of mobile phones, Ericsson Lm Tel posted a very good year with much improved earnings, while earnings at Nokia OYJ were not nearly as good.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES STOXX 50 FUND

[LINE GRAPH]

                                                                   STREETTRACKS DOW JONES         DOW JONES STOXX 50 INDEX - US
                                                                       STOXX 50 FUND                    DOLLAR DENOMINATED
                                                                   ----------------------         -----------------------------
10/15/02                                                                  10000.00                           10000.00
12/31/02                                                                  10059.00                            9978.00
3/31/03                                                                    9128.50                            9131.80
6/30/03                                                                   11097.60                           11096.40
9/30/03                                                                   11279.10                           11287.10
12/31/03                                                                  13631.00                           13660.00
3/31/04                                                                   13384.40                           13423.40
6/30/04                                                                   13524.50                           13552.20
9/30/04                                                                   13775.70                           13815.10

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE AS OF SEPTEMBER 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE                DOW JONES STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04                  22.13%               22.20%                        22.40%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          37.76%               34.89%                        32.84%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE                DOW JONES STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04                  22.13%               22.20%                        22.40%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          17.93%               16.66%                        15.71%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2004.

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION                   HSBC
                                     HOLDINGS     VODAFONE      GLAXOSMITHKLINE     TOTAL FINA
                          BP PLC     PLC          GROUP PLC     PLC                 ELF SA
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE                  1,471,807    1,338,572     1,068,642           1,054,289
                          $1,739,959
    -----------------------------------------------------------------------------------------------------
       % OF               6.99%      5.91         5.38          4.29                4.23
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*

[PIE CHART]

                                              CYCLICAL
                                               GOODS                              FOOD
                                                 &                  FINANCIAL       &
AUTOMOBILES             BANKS     CHEMICALS   SERVICES    ENERGY    SERVICES    BEVERAGES   HEALTHCARE   INDUSTRIALS   INSURANCE
-----------             -----     ---------   --------    ------    ---------   ---------   ----------   -----------   ---------
1.2                     26.80       1.10        1.00      19.20       1.00        5.50         12.90        2.10         6.30

                                    NON-
                                  CYCLICAL
                                   GOODS
                                     &
                        MINING    SERVICES    OTHER      RETAIL    SOFTWARE   TECHNOLOGY   TELECOMMUNICATIONS   UTILITIES
                        ------    --------    -----      ------    --------   ----------   ------------------   ---------
                         1.20       2.10       0.30       1.00       1.10        2.20             12.60           2.40

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES EUROSTOXX 50 INDEX FUND
The Dow Jones EUROSTOXX 50 Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones EUROSTOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.
The Fund performance for the year ending September 30, 2004 was 24.21% versus the Index return of 24.13%. The vast majority of the return was posted in the first quarter of the fiscal year. Stock markets in many parts of the world posted strong gains during that time period. Markets reacted positively to encouraging economic news and appeared to build expected earnings into stock prices during the period. Since December, the markets have been relatively flat. Investors appeared to cautiously wait for expected earnings to materialize. Other factors influencing the markets were instability in the Middle East and increasing oil prices. The price of a barrel of oil was just under $50 on September 30, 2004, a 70% increase over the price a year earlier.

RWE AG, a German Utility company gained nearly 74% during the year. Utilities were a strong performer in general, and the company was rewarded for its efforts to cut debt, and narrow its focus on water, gas, and electricity distribution. Koninklijke Ahold NV, the Dutch Food Retailer fell over 25%. The company continued to suffer the after affects of an accounting issue that caused a significant restatement of earnings. Wal-Mart's efforts to enter U.S. Food retail sales, further weighed on the stock price of Koninklijke Ahold NV, which is the parent of U.S. Food retailers, Stop & Shop and Giant.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DOW JONES EURO STOXX 50 FUND

[LINE GRAPH]

                                                                STREETTRACKS DOW JONES EURO          DOW JONES EURO STOXX 50
                                                                       STOXX 50 FUND              INDEX - US DOLLAR DENOMINATED
                                                                ---------------------------       -----------------------------
10/15/02                                                                  10000.00                           10000.00
12/31/02                                                                  10343.00                           10282.50
3/31/03                                                                    9148.40                            9155.50
6/30/03                                                                   11656.90                           11640.80
9/30/03                                                                   11745.90                           11731.50
12/31/03                                                                  14658.00                           14657.00
3/31/04                                                                   14443.10                           14452.00
6/30/04                                                                   14684.80                           14664.00
9/30/04                                                                   14590.10                           14561.80

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.
   PERFORMANCE AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04                  24.21%               24.11%                         24.13%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          43.22%               39.97%                         38.04%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2004.

    -----------------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    -----------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04                  24.21%               24.11%                         24.13%
    -----------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          20.31%               18.90%                         18.05%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2004.

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        TOTAL FINA     ROYAL DUTCH       SANOFI-
                          ELF SA         PETROLEUM CO.     SYNTHELABO SA     TELEFONICA SA     NOKIA OYJ
    ------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $6,727,611     5,759,835         3,869,552         3,524,352         3,444,922
    ------------------------------------------------------------------------------------------------------------------
       % OF               7.21%          6.17              4.15              3.78              3.69
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*

[PIE CHART]

Financial Services                                                                1.7
Technology                                                                        4.4
Banks                                                                            18.3
Software                                                                          1.9
Chemicals                                                                         3.9
Construction                                                                      1.9
Cyclical Goods & Services                                                         2.7
Energy                                                                           17.9
Food & Beverages                                                                  3.0
Healthcare                                                                        4.2
Insurance                                                                        10.2
Media                                                                             1.6
Non-cyclical Goods & Services                                                     1.7
Retail                                                                            1.6
Telecommunications                                                               11.0
Utilities                                                                         8.3
Automobiles                                                                       2.0
Other                                                                             0.2
Industrials                                                                       3.5

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.50%
BELGIUM -- 0.98%
FINANCIAL SERVICES -- 0.98%
Fortis*...............................     10,305  $   244,969
                                                   -----------
FINLAND -- 2.17%
TECHNOLOGY -- 2.17%
Nokia Oyj.............................     39,197      539,404
                                                   -----------
FRANCE -- 10.73%
BANKS -- 3.15%
BNP Paribas SA........................      7,043      454,865
Societe Generale......................      3,730      330,077
                                                   -----------
                                                       784,942
                                                   -----------
ENERGY -- 4.23%
Total Fina Elf SA.....................      5,176    1,054,289
                                                   -----------
INSURANCE -- 1.03%
AXA*..................................     12,655      256,038
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 0.69%
L'Oreal SA*...........................      2,613      171,192
                                                   -----------
RETAIL -- 0.96%
Carrefour SA*.........................      5,055      237,760
                                                   -----------
UTILITIES -- 0.67%
Suez SA...............................      7,809      167,401
                                                   -----------
TOTAL FRANCE COMMON STOCKS............               2,671,622
                                                   -----------
GERMANY -- 11.18%
AUTOMOBILES -- 1.16%
DaimlerChrysler AG*...................      7,036      290,125
                                                   -----------
BANKS -- 1.32%
Deutsche Bank AG......................      4,564      328,036
                                                   -----------
CHEMICALS -- 1.10%
BASF AG...............................      4,666      274,981
                                                   -----------
INDUSTRIALS -- 2.08%
Siemens AG............................      7,039      517,640
                                                   -----------
INSURANCE -- 1.19%
Allianz AG............................      2,934      295,494
                                                   -----------
SOFTWARE -- 1.11%
SAP AG................................      1,775      275,789
                                                   -----------
TELECOMMUNICATIONS -- 1.50%
Deutsche Telekom AG*..................     20,084      372,668
                                                   -----------
UTILITIES -- 1.72%
E.ON AG*..............................      5,811      428,705
                                                   -----------
TOTAL GERMANY COMMON STOCKS...........               2,783,438
                                                   -----------
ITALY -- 3.86%
ENERGY -- 1.94%
Eni SpA*..............................     21,499      481,700
                                                   -----------
INSURANCE -- 1.02%
Assicurazioni Generali SpA*...........      9,235      253,828
                                                   -----------
TELECOMMUNICATIONS -- 0.90%
Telecom Italia SpA....................     72,766      224,583
                                                   -----------
TOTAL ITALY COMMON STOCKS.............                 960,111
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
NETHERLANDS -- 8.68%
BANKS -- 1.27%
ABN AMRO Holding NV...................     13,905  $   315,869
                                                   -----------
CYCLICAL GOODS & SERVICES -- 0.99%
Philips Electronics NV................     10,730      245,744
                                                   -----------
ENERGY -- 3.62%
Royal Dutch Petroleum Co..............     17,523      902,535
                                                   -----------
FOOD & BEVERAGES -- 1.11%
Unilever NV...........................      4,794      275,796
                                                   -----------
INSURANCE -- 1.69%
Aegon NV..............................        275        2,965
ING Groep NV..........................     16,617      419,370
                                                   -----------
                                                       422,335
                                                   -----------
TOTAL NETHERLANDS COMMON STOCKS.......               2,162,279
                                                   -----------
SPAIN -- 5.36%
BANKS -- 3.14%
Banco Bilbao Vizcaya Argentaria SA....     28,471      391,799
Banco Santander Central Hispano SA*...     40,038      390,856
                                                   -----------
                                                       782,655
                                                   -----------
TELECOMMUNICATIONS -- 2.22%
Telefonica SA.........................     36,876      551,890
                                                   -----------
TOTAL SPAIN COMMON STOCKS.............               1,334,545
                                                   -----------
SWEDEN -- 1.62%
TELECOMMUNICATIONS -- 1.62%
Ericsson Lm Tel.......................    130,000      403,560
                                                   -----------
SWITZERLAND -- 13.96%
BANKS -- 3.79%
Credit Suisse Group*..................     10,043      320,504
UBS AG................................      8,831      621,642
                                                   -----------
                                                       942,146
                                                   -----------
FOOD & BEVERAGES -- 3.12%
Nestle SA.............................      3,393      777,127
                                                   -----------
HEALTHCARE -- 6.41%
Novartis AG...........................     21,134      985,023
Roche Holding AG*.....................      5,906      610,134
                                                   -----------
                                                     1,595,157
                                                   -----------
INSURANCE -- 0.64%
Swiss Reinsurance*....................      2,786      160,306
                                                   -----------
TOTAL SWITZERLAND COMMON STOCKS.......               3,474,736
                                                   -----------
UNITED KINGDOM -- 40.96%
BANKS -- 14.15%
Barclays PLC..........................     54,071      518,574
HBOS PLC..............................     32,688      441,263
HSBC Holdings PLC.....................     92,743    1,471,807
Lloyds TSB Group PLC..................     46,973      366,775
Royal Bank of Scotland Group PLC......     25,095      724,753
                                                   -----------
                                                     3,523,172
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
ENERGY -- 9.38%
BP PLC................................    182,283  $ 1,739,959
Shell Transport & Trading Co. PLC.....     80,937      593,893
                                                   -----------
                                                     2,333,852
                                                   -----------
FOOD & BEVERAGES -- 1.29%
Diageo PLC............................     25,653      320,300
                                                   -----------
HEALTHCARE -- 6.47%
AstraZeneca PLC.......................     13,247      542,945
GlaxoSmithKline PLC...................     49,585    1,068,642
                                                   -----------
                                                     1,611,587
                                                   -----------
INSURANCE -- 0.77%
Aviva PLC.............................     19,385      192,053
                                                   -----------
MINING -- 1.23%
Anglo American PLC....................     12,728      305,173
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 1.36%
Tesco PLC.............................     65,740      339,333
                                                   -----------
TELECOMMUNICATIONS -- 6.31%
BT Group PLC..........................     71,706      233,236
Vodafone Group PLC....................    559,340    1,338,572
                                                   -----------
                                                     1,571,808
                                                   -----------
TOTAL UNITED KINGDOM COMMON STOCKS....              10,197,278
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $22,936,463)........................              24,771,942
                                                   -----------

                                           SHARES      VALUE
                                           ------      -----
  SHORT TERM INVESTMENTS -- 0.02%
  UNITED STATES -- 0.02%
  MONEY MARKET FUND -- 0.02%
  AIM Short Term Investment Class Prime
    Fund -- (Cost $4,380)................  4,380    $     4,380
                                                    -----------
  TOTAL INVESTMENTS -- 99.52%   (Cost
    $22,940,843).........................            24,776,322
  OTHER ASSETS IN EXCESS OF
      LIABILITIES -- 0.48%...............               120,059
                                                    -----------
  NET ASSETS -- 100.00%..................           $24,896,381
                                                    ===========

  * Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------     -----
COMMON STOCKS -- 99.88%
BELGIUM -- 1.67%
FINANCIAL SERVICES -- 1.67%
Fortis (1)*...........................     65,449  $ 1,555,846
                                                   -----------
FINLAND -- 3.69%
TECHNOLOGY -- 3.69%
Nokia Oyj.............................    250,333    3,444,922
                                                   -----------
FRANCE -- 32.89%
BANKS -- 6.44%
BNP Paribas SA........................     44,731    2,888,907
Credit Agricole S.A.*.................     37,053    1,010,595
Societe Generale......................     23,858    2,111,254
                                                   -----------
                                                     6,010,756
                                                   -----------
CHEMICALS -- 0.98%
L'Air Liquide SA*.....................      5,858      918,913
                                                   -----------
CONSTRUCTION -- 1.88%
Compagnie de Saint-Gobain.............     18,531      951,231
Lafarge SA*...........................      9,164      801,840
                                                   -----------
                                                     1,753,071
                                                   -----------
CYCLICAL GOODS & SERVICES -- 0.99%
LVMH Moet Hennessy Louis Vuitton SA
  (1).................................     13,800      921,253
                                                   -----------
ENERGY -- 7.21%
Total Fina Elf SA.....................     33,029    6,727,611
                                                   -----------
FOOD & BEVERAGES -- 1.14%
Groupe Danone*........................     13,491    1,060,644
                                                   -----------
HEALTHCARE -- 4.15%
Sanofi-Synthelabo SA (1)..............     53,349    3,869,552
                                                   -----------
INSURANCE -- 1.76%
AXA*..................................     81,020    1,639,211
                                                   -----------
MEDIA -- 1.58%
Vivendi Universal SA*.................     57,556    1,474,726
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 1.17%
L'Oreal SA*...........................     16,746    1,097,123
                                                   -----------
RETAIL -- 1.63%
Carrefour SA*.........................     32,365    1,522,273
                                                   -----------
TECHNOLOGY -- 0.77%
Alcatel SA*...........................     61,416      717,782
                                                   -----------
TELECOMMUNICATIONS -- 2.04%
France Telecom SA.....................     76,472    1,905,263
                                                   -----------
UTILITIES -- 1.15%
Suez SA...............................     50,048    1,072,875
                                                   -----------
TOTAL FRANCE COMMON STOCKS............              30,691,053
                                                   -----------
GERMANY -- 22.25%
AUTOMOBILES -- 1.98%
DaimlerChrysler AG*...................     44,793    1,847,012
                                                   -----------
BANKS -- 2.25%
Deutsche Bank AG......................     29,191    2,098,090
                                                   -----------
CHEMICALS -- 2.95%
BASF AG...............................     29,492    1,738,049
Bayer AG..............................     36,966    1,010,977
                                                   -----------
                                                     2,749,026
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------     -----
INDUSTRIALS -- 3.54%
Siemens AG............................     44,955  $ 3,305,938
                                                   -----------
INSURANCE -- 3.03%
Allianz AG............................     18,605    1,873,780
Muenchener Rueckversicherungs-
  Gesellschaft AG*....................      9,939      957,419
                                                   -----------
                                                     2,831,199
                                                   -----------
SOFTWARE -- 1.86%
SAP AG................................     11,169    1,735,374
                                                   -----------
TELECOMMUNICATIONS -- 2.55%
Deutsche Telekom AG*..................    128,425    2,382,987
                                                   -----------
UTILITIES -- 4.09%
E.ON AG*..............................     37,142    2,740,144
RWE AG*...............................     22,474    1,074,081
                                                   -----------
                                                     3,814,225
                                                   -----------
TOTAL GERMANY COMMON STOCKS...........              20,763,851
                                                   -----------
ITALY -- 10.90%
BANKS -- 2.07%
Sanpaolo IMI SpA*.....................     55,943      631,584
UniCredito Italiano SpA*..............    258,898    1,305,499
                                                   -----------
                                                     1,937,083
                                                   -----------
ENERGY -- 3.30%
Eni SpA (1)*..........................    137,316    3,076,658
                                                   -----------
INSURANCE -- 1.74%
Assicurazioni Generali SpA*...........     59,139    1,625,463
                                                   -----------
TELECOMMUNICATIONS -- 2.67%
Telecom Italia Mobile SpA (TIM)*......    198,592    1,070,466
Telecom Italia SpA....................    459,218    1,417,317
                                                   -----------
                                                     2,487,783
                                                   -----------
UTILITIES -- 1.12%
Enel SpA (1)*.........................    127,694    1,043,561
                                                   -----------
TOTAL ITALY COMMON STOCKS.............              10,170,548
                                                   -----------
NETHERLANDS -- 16.16%
BANKS -- 2.16%
ABN AMRO Holding NV (1)...............     88,960    2,020,831
                                                   -----------
CYCLICAL GOODS & SERVICES -- 1.69%
Philips Electronics NV................     68,700    1,573,401
                                                   -----------
ENERGY -- 6.17%
Royal Dutch Petroleum Co..............    111,829    5,759,835
                                                   -----------
FOOD & BEVERAGES -- 1.89%
Unilever NV (1).......................     30,678    1,764,888
                                                   -----------
INSURANCE -- 3.68%
Aegon NV (1)..........................     72,898      785,881
ING Groep NV..........................    104,970    2,649,174
                                                   -----------
                                                     3,435,055
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 0.57%
Koninklijke Ahold NV*.................     83,287      531,694
                                                   -----------
TOTAL NETHERLANDS COMMON STOCKS.......              15,085,704
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------     -----
SPAIN -- 12.32%
BANKS -- 5.36%
Banco Bilbao Vizcaya Argentaria SA
  (1).................................    181,999  $ 2,504,553
Banco Santander Central Hispano SA
  (1)*................................    255,936    2,498,478
                                                   -----------
                                                     5,003,031
                                                   -----------
ENERGY -- 1.20%
Repsol YPF SA*........................     51,046    1,120,897
                                                   -----------
TELECOMMUNICATIONS -- 3.78%
Telefonica SA.........................    235,489    3,524,352
                                                   -----------
UTILITIES -- 1.98%
Endesa SA (1).........................     51,138      973,660
Iberdrola SA*.........................     42,191      875,101
                                                   -----------
                                                     1,848,761
                                                   -----------
TOTAL SPAIN COMMON STOCKS.............              11,497,041
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $78,257,541)..................              93,208,965
                                                   -----------

                                        SHARES        VALUE
                                        ------        -----
  SHORT TERM INVESTMENTS -- 12.19%
  UNITED STATES -- 12.19%
  MONEY MARKET FUNDS -- 12.19%
  AIM Short Term Investment Class
    Prime Fund (Cost -- $40,506)....      40,506   $     40,506
  UBS Private Money Market Fund, LLC
    (Cost -- $11,336,507)(2)........  11,336,507     11,336,507
                                                   ------------
  TOTAL SHORT TERM INVESTMENTS --
    (Cost $11,377,013)..............                 11,377,013
                                                   ------------
  TOTAL INVESTMENTS -- 112.07%
    (Cost -- $89,634,554)...........                104,585,978
  OTHER ASSETS IN EXCESS OF
      LIABILITIES -- (12.07%).......                (11,260,890)
                                                   ------------
  NET ASSETS -- 100.00%.............               $ 93,325,088
                                                   ============

   *  Non-income producing security
  (1) Security, or portion thereof, was on loan at September 30, 2004
  (2) Investments of cash collateral for
      securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
ASSETS
  Investments in securities at value (cost -- $22,940,843
    and $78,298,047 respectively)*..........................  $24,776,322    $ 93,249,471
  Investments of cash collateral received for securities
    loaned, at value (cost -- $0 and $11,336,507,
    respectively)...........................................           --      11,336,507
  Cash......................................................           --              --
  Foreign currency, at value (cost -- $35,079 and $517,992,
    respectively)...........................................       35,396         524,375
  Receivable for investments sold...........................      153,044       2,484,721
  Receivable for foreign currency contracts.................      151,892         477,341
  Dividends receivable......................................       86,907          29,177
                                                              -----------    ------------
         TOTAL ASSETS.......................................   25,203,061     108,101,592
                                                              -----------    ------------
LIABILITIES
  Payable for cash collateral for securities loaned.........           --      11,336,507
  Payable for investments purchased.........................           --       2,445,345
  Distributions payable.....................................      145,763         481,223
  Payable for foreign currency contracts....................      152,267         481,223
  Accrued trustees fees.....................................        2,781          10,269
  Accrued advisory fee......................................        5,869          21,937
                                                              -----------    ------------
         TOTAL LIABILITIES..................................      306,680      14,776,504
                                                              -----------    ------------
         NET ASSETS.........................................  $24,896,381    $ 93,325,088
                                                              ===========    ============
NET ASSETS REPRESENTED BY:
  Paid in capital...........................................  $23,230,373    $ 78,898,435
  Undistributed net investment income.......................      (58,614)       (477,341)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................     (113,348)        (51,495)
  Net unrealized appreciation on investments and foreign
    currency................................................    1,837,970      14,955,489
                                                              -----------    ------------
         NET ASSETS.........................................  $24,896,381    $ 93,325,088
                                                              ===========    ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.................................  $     33.20    $      33.94
                                                              ===========    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      750,000       2,750,000
                                                              ===========    ============

* Includes $0 and $10,752,418, respectively, of investments in securities on loan, at value.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes, $84,513 and
    $274,373, respectively).................................   $  641,990     $ 1,856,078
  Securities lending -- Net.................................        4,519          79,440
                                                               ----------     -----------
  TOTAL INVESTMENT INCOME...................................      646,509       1,935,518
                                                               ----------     -----------
EXPENSES:
  Advisory fee..............................................       56,739         250,165
  Trustees fees and expenses................................        6,427          32,318
  Other expenses............................................          654             841
                                                               ----------     -----------
  TOTAL EXPENSES............................................       63,820         283,324
                                                               ----------     -----------
  NET INVESTMENT INCOME.....................................      582,689       1,652,194
                                                               ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments and foreign
    currency transactions...................................     (121,105)     12,867,239
  Net change in unrealized appreciation on investments and
    foreign currency........................................    1,164,330       6,731,659
                                                               ----------     -----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................    1,043,225      19,598,898
                                                               ----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $1,625,914     $21,251,092
                                                               ==========     ===========

See accompanying notes to financial statements.

streetTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE YEAR ENDED            FOR THE PERIOD ENDED
                                                     SEPTEMBER 30, 2004            SEPTEMBER 30, 2003*
                                                ----------------------------   ----------------------------
                                                STREETTRACKS   STREETTRACKS    STREETTRACKS   STREETTRACKS
                                                 DOW JONES       DOW JONES      DOW JONES       DOW JONES
                                                  STOXX 50     EURO STOXX 50     STOXX 50     EURO STOXX 50
                                                    FUND           FUND            FUND           FUND
                                                ------------   -------------   ------------   -------------
FROM OPERATIONS:
  Net investment income.......................  $   582,689    $  1,652,194    $   621,227    $   3,848,672
  Net realized gain (loss) on investments and
    foreign currency transactions.............     (121,105)     12,867,239      1,987,826       14,957,077
  Net change in unrealized appreciation on
    investments and foreign currency..........    1,164,330       6,731,659        673,640        8,223,830
                                                -----------    ------------    ------------   -------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS................................    1,625,914      21,251,092      3,282,693       27,029,579
                                                -----------    ------------    ------------   -------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
  IN PRICE OF SHARES ISSUED AND REDEEMED,
  NET.........................................        4,367          16,527       (146,907)        (905,561)
                                                -----------    ------------    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.......................     (601,360)     (1,760,293)      (473,377)      (2,937,683)
                                                -----------    ------------    ------------   -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares........   15,509,127      27,470,917     30,444,056      200,632,489
  Cost of shares redeemed.....................      (62,983)    (39,019,051)   (24,735,149)    (138,502,928)
                                                -----------    ------------    ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS............   15,446,144     (11,548,134)     5,708,907       62,129,561
                                                -----------    ------------    ------------   -------------
  Net increase in net assets during period....   16,475,065       7,959,192      8,371,316       85,315,896
  Net assets at beginning of period...........    8,421,316      85,365,896         50,000           50,000
                                                -----------    ------------    ------------   -------------
NET ASSETS END OF PERIOD (1)..................  $24,896,381    $ 93,325,088    $ 8,421,316    $  85,365,896
                                                ===========    ============    ============   =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.................................      450,000         800,000      1,200,000        8,150,000
  Shares redeemed.............................       (1,971)     (1,102,046)      (900,000)      (5,100,000)
                                                -----------    ------------    ------------   -------------
NET INCREASE (DECREASE).......................      448,029        (302,046)       300,000        3,050,000
                                                ===========    ============    ============   =============
Including undistributed net investment
  income:.....................................  $   129,109    $    863,352    $   147,780    $     971,451
                                                ===========    ============    ============   =============

* For the period October 15, 2002 (commencement of operations) through September 30, 2003.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  FOR THE YEAR ENDED            FOR THE PERIOD ENDED
                                                  SEPTEMBER 30, 2004            SEPTEMBER 30, 2003*
                                             ----------------------------   ----------------------------
                                             STREETTRACKS   STREETTRACKS    STREETTRACKS   STREETTRACKS
                                              DOW JONES       DOW JONES      DOW JONES       DOW JONES
                                               STOXX 50     EURO STOXX 50     STOXX 50     EURO STOXX 50
                                                FUND+           FUND+           FUND           FUND
                                             ------------   -------------   ------------   -------------
Net asset value, beginning of period.......    $ 27.89         $ 27.97        $ 25.34(4)      $ 24.35(4)
                                               -------         -------        -------         -------
Income from investment operations:
Net investment income......................       0.99            0.64           1.20            0.97
Net realized and unrealized gain...........       5.16            6.14           2.50            3.59
                                               -------         -------        -------         -------
Total from investment operations...........       6.15            6.78           3.70            4.56
                                               -------         -------        -------         -------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................       0.01            0.01          (0.49)          (0.30)
                                               -------         -------        -------         -------
Distributions to shareholders from:
Net investment income......................      (0.85)          (0.82)         (0.66)          (0.64)
                                               -------         -------        -------         -------
Net asset value, end of period.............    $ 33.20         $ 33.94        $ 27.89         $ 27.97
                                               =======         =======        =======         =======
Total return (1)...........................      22.13%          24.21%         12.79%          17.46%
Net assets, end of period (in 000's).......    $24,896         $93,325        $ 8,421         $85,366
Ratio of expenses to average net assets....       0.33%           0.33%          0.35%(2)        0.35%(2)
Ratio of net investment income to average
  net assets...............................       2.98%           1.92%          2.96%(2)        2.78%(2)
Portfolio turnover rate (3)................          7%             11%             6%              6%

---------------

 * For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset values above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the streetTRACKS Dow Jones STOXX 50 Fund and the streetTRACKS Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444 respectively.

 + Effective July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Index Shares Funds (the "Trust") (prior to July 1, 2004, the Trust was known as Fresco Index Shares Funds), is registered under the Investment Company Act of 1940, as amended, and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds", (each referred to as a "Fund" and, collectively, as "the Funds") streetTRACKS Dow Jones STOXX 50 Fund and streetTRACKS Dow Jones EURO STOXX 50, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At September 30, 2004, the Funds had no capital loss carryforwards.

For the period ended September 30, 2004, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN
                                                              RECLASS AMOUNT
----------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                  $        --
streetTRACKS DJ EURO STOXX 50 Fund                              12,335,748

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

The Funds incurred the following losses during the period November 1, 2003 through September 30, 2004 that are deferred for tax purposes until fiscal 2005:

                                                              DEFERRED LOSSES
-----------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                     $89,840
streetTRACKS DJ EURO STOXX 50 Fund                                     --

For the year ended September 30, 2004, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

                                                          ORDINARY INCOME       LONG-TERM CAPITAL GAIN
------------------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                               $  600,656                 $    704
streetTRACKS DJ EURO STOXX 50 Fund                           1,760,293                       --

The tax character of distributions paid during the year ended September 30, 2003, was as follows:

                                                          ORDINARY INCOME       LONG-TERM CAPITAL GAIN
------------------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                              $  473,377                 $     --
Fresco Dow Jones EURO STOXX 50 Fund                          2,937,683                       --

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

As of September 30, 2004 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                    UNDISTRIBUTED
                                                               UNDISTRIBUTED          LONG-TERM
                                                              ORDINARY INCOME       CAPITAL GAIN
-------------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                     $86,273                $--
streetTRACKS DJ EURO STOXX 50 Fund                                     --                --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY PARTIES TRANSACTIONS

ADVISORY FEE

Effective July 1, 2004, each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("the Adviser") As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                    0.29%
streetTRACKS DJ EURO STOXX 50 Fund                               0.29%

The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

Prior to July 1, 2004, each Fund operated under an Investment Advisory Agreement with UBS Global Asset Management (US) Inc. with the same fees and conditions as those presented above for SSgA Funds Management Inc.

DISTRIBUTOR

State Street Global Markets, LLC ("the Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Distributor to use its best efforts, consistent with its other businesses, to sell streetTRACKS Index Shares of the Funds. streetTRACKS Index Shares of the Fund, are offered continuously. The Distributor may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell streetTRACKS Index Shares. Management has not implemented a 12b-1 fee on any of the Funds.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $15,000, and a meeting fee of $300 per board meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees who are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS Index Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS Index shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                           $22,964,350    $ 2,361,225      $  549,253      $ 1,811,972
streetTRACKS DJ EURO STOXX 50 Fund                       89,686,050     16,433,952       1,534,024       14,899,928

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
------------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                  $15,504,627     $    62,963
streetTRACKS DJ EURO STOXX 50 Fund                              27,463,987      39,008,029

For the year ended September 30, 2004, the Trust had purchases and sales of investment securities as follows:

                                                              PURCHASES        SALES
---------------------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                 $1,306,056    $ 1,535,129
streetTRACKS DJ EURO STOXX 50 Fund                             9,602,830     10,379,230

For the year ended September 30, 2004, the Trust did not pay any commissions to State Street Brokerage Services for Investment Transactions.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                               RATIO
---------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                 1:2.536
streetTRACKS DJ EURO STOXX 50 Fund                            1:2.444

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolios receive compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

STREETTRACKS INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
STREETTRACKS INDEX SHARES FUNDS

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of streetTRACKS Index Shares Funds (the "Funds") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Board of Trustees, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Board of Trustees, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2004

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING BID/ASK MIDPOINT PRICE VS. NAV AS OF SEPTEMBER 30, 2004

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.

   streetTRACKS DJ STOXX 50 FUND

    -----------------------------------------------------------------------------
                                           Bid/Ask Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       9/30/04                     19                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                     19                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                     13                 3                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/30/03                    14                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                      8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                     13                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                     10                10                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    9                 7                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            Bid/Ask Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2004
       QUARTER ENDING:
       9/30/04                       1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/04                       1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                       6                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/30/03                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                       6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                       8                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                       6                 2                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     7                 3                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   streetTRACKS DJ EURO STOXX 50 FUND

    -----------------------------------------------------------------------------
                                           Bid/Ask Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004 QUARTER ENDING:
       9/30/04                      8                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                     10                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                      9                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/30/03                    11                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                      8                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                      6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                     12                 6                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    5                 7                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            Bid/Ask Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2004 QUARTER ENDING:
       9/30/04                       7                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                       5                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/04                       3                 8                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/30/03                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       9/30/03                       6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       6/30/03                      11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       3/31/03                      11                 4                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     9                 5                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Shareholders are charged transaction fees of $3,000 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Index Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                               4/01/04           9/30/04       4/01/04 TO 9/30/04
                                                          -----------------   --------------   -------------------
ACTUAL
  The streetTRACKS Dow Jones STOXX 50 Fund                     $1,000           $1,029.24             $1.83
  The streetTRACKS Dow Jones Euro STOXX 50 Fund                $1,000           $1,610.18             $1.81
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  The streetTRACKS Dow Jones STOXX 50 Fund                     $1,000           $1,023.20             $1.82
  The streetTRACKS Dow Jones Euro STOXX 50 Fund                $1,000           $1,023.20             $1.82

* Expenses are equal to the Fund's annualized expense ratio of 0.36% and 0.36%, respectively, multiplied by the average account value of the period, multiplied by 183/356.

PROXY VOTING POLICIES

     A. You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-STRACKS (1-866-787-2257) (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Funds' website at www.streetTRACKS.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-866-787-2257 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.streetTRACKS.com.

STREETTRACKS INDEX SHARES TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     B.  QUARTERLY PORTFOLIO SCHEDULE

         The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q commencing with the quarter ending December 31, 2004. The Funds' Forms N-Q will be available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q will be available upon request, without charge, by calling 1-866-2257 (toll-free), and on the Funds' website at www.streetTRACKS.com.

REPORT OF VOTE OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders of the Trust (prior to July 1, 2004, the Trust was known as Fresco Index Shares Funds) was held on June 16, 2004 to vote on a new investment advisory Agreement between SSgA Funds Management, Inc. ("SSgA FM") and the Trust on behalf of each of its series portfolios and to approve five new Trustees. The Trust's then current investment adviser and distributor, UBS Global AM, had made a business decision to exit the business in the United States. For this reason, shareholders were asked to approve a new investment advisory agreement with SSgA FM. The results of the shareholder votes were as follows:

Proposal 1--To Approve a New Investment Advisory Agreement with SSgA FM, with respect to each Fund

                                                 SHARES FOR AS A
                                                 PERCENT OF TOTAL
    FRESCO INDEX SHARES FUNDS      VOTES FOR       SHARES VOTED      ABSTENTIONS*
---------------------------------------------------------------------------------
Dow Jones STOXX 50 Fund               608,668          99.895                 476
Dow Jones EURO STOXX 50 Fund        1,166,740          99.567                 838

Proposal 2--To Approve Five New Trustees

                                                 SHARES FOR AS A
                                                 PERCENT OF TOTAL
    FRESCO INDEX SHARES FUNDS      VOTES FOR       SHARES VOTED      ABSTENTIONS*
---------------------------------------------------------------------------------
Dow Jones STOXX 50 Fund
  Timothy B. Harbert                  583,242          95.722              26,065
  Agustin J. Fleites                  583,242          95.722              26,065
  David M. Kelly                      608,719          99.903                 588
  Frank Nesvet                        608,719          99.903                 588
  Helen F. Peters                     608,719          99.903                 588
Dow Jones EURO STOXX 50 Fund
  Timothy B. Harbert                1,140,644          97.342              31,148
  Agustin J. Fleites                1,140,664          97.342              31,148
  David M. Kelly                    1,170,695          99.905               1,117
  Frank Nesvet                      1,170,695          99.905               1,117
  Helen F. Peters                   1,170,695          99.905               1,117

* Abstentions were counted as shares that were present and entitled to vote for purposes of determining a quorum and had a negative effect on the proposals.

STREETTRACKS INDEX SHARES TRUST
OTHER INFORMATION
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                                 NUMBER OF
                                        TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND DATE OF  POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
BIRTH                      WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
-------------------------  -----------  --------------  -----------------------  -------------------   -------------------
Agustin J. Fleites*        Trustee,     Unlimited,      Principal, State Street      20                Chairman of the Board,
SSgA Funds                 Chairman,    Elected:        Global Advisors (1987-                         Trustee President,
Management, Inc.           and          July 2004       present); Member SSgA                          Principal Executive
State Street Financial     President                    Investment Committee                           Officer, streetTRACKS
Center                                                  (1994-present).                                Series Trust
One Lincoln Street                                                                                     Trustee, Select Sector
Boston, MA                                                                                             SPDR Trust
02111-2900                                                                                             Director, SSgA Cash
12/17/65                                                                                               Management Fund,
                                                                                                       Dublin, Ireland,
                                                                                                       Director
David M. Kelly             Trustee      Unlimited,      President and CEO, NSCC      11                Trustee, streetTRACKS
4 Jodi Lane                             Elected:        (1983-February 2000) (a                        Series Trust
Chatham, NJ 07928                       July 2004       clearing org.); Vice                           Chicago Stock Exchange
10/10/38                                                Chairman, DTCC                                 (Public Governor/
                                                        (1999-February 2000)(a                         Director); Penson
                                                        depository in US); Vice                        Worldwide Inc.
                                                        Chairman and CEO,                              (Director); Thomas
                                                        Government Securities                          Murray Ltd.
                                                        Clearing Corp. (1990-                          (Director); Custodial
                                                        February 2000) (a                              Trust Co. (Director).
                                                        government securities
                                                        clearing company).

Frank Nesvet               Trustee      Unlimited,      Chief Executive              11                Trustee, streetTRACKS
c/o streetTRACKS                        Elected:        Officer, Libra Group,                          Series Trust
Series Trust                            July 2004       Inc. (1998- present)(a
225 Franklin Street                                     financial services
Boston, Massachusetts                                   consulting company);
02110                                                   Managing Director,
9/24/43                                                 Senior Vice President
                                                        and Fund Treasurer, New
                                                        England Funds
                                                        (1993-1998).

Helen F. Peters            Trustee      Unlimited,      Dean, Carroll School of      11                Trustee, streetTRACKS
133 South Street                        Elected:        Management, Boston                             Series Trust
Needham, Massachusetts                  July 2004       College (August 2000-
02492                                                   present); Partner,
3/22/48                                                 Samuelson Peters, LLC
                                                        (1999-August 2000);
                                                        Director of Global Bond
                                                        Group, Scudder Kemper
                                                        Investments (1998-
                                                        1999); Chief Investment
                                                        Officer, Colonial
                                                        Management (1991-
                                                        1998).

James E. Ross              Vice         Unlimited,      Principal, State Street      N/A                        N/A
SSgA Funds                 President    Elected:        Global Advisors (March
Management, Inc.                        July 2004       2000 to present); Vice
State Street Financial                                  President, State Street
Center                                                  Bank and Trust Company
One Lincoln Street                                      (1998-March 2000).
Boston, MA 02111-2900
6/24/65

STREETTRACKS INDEX SHARES TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                        TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND DATE OF  POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
BIRTH                      WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
-------------------------  -----------  --------------  -----------------------  -------------------   -------------------
Donald A. Gignac           Treasurer    Unlimited,      Senior Vice President,       N/A                        N/A
State Street Bank and                   Elected:        State Street Bank and
Trust Company                           July 2004       Trust Company (2002-
2 Avenue de Lafayette                                   present); Vice
Boston, Massachusetts                                   President, State Street
02111                                                   Bank and Trust Company
6/14/65                                                 (1993- 2002).

Michael P. Riley           Assistant    Unlimited,      Assistant Vice               N/A                        N/A
State Street Bank and      Treasurer    Elected:        President, State Street
Trust Company                           July 2004       Bank and Trust Company
One Federal Street                                      (2000- present);
Boston, Massachusetts                                   Assistant Secretary,
02110                                                   Assistant Director,
3/22/66                                                 State Street Bank and
                                                        Trust Company
                                                        (1999-2000); Manager,
                                                        State Street Bank and
                                                        Trust Company
                                                        (1998-1999).

Karen Gillogly             Assistant    Unlimited,      Vice President, State        N/A                        N/A
State Street Bank and      Treasurer    Elected:        Street Bank and Trust
Trust Company                           July 2004       Company (1999-
One Federal Street                                      present); Audit Senior
Boston, Massachusetts                                   Manager, Ernst & Young
02110                                                   LLP (1998).
9/3/66

Mary Moran Zeven           Secretary    Unlimited,      Senior Vice President        N/A                        N/A
State Street Bank and                   Elected:        and Senior Managing
Trust Company                           July 2004       Counsel, State Street
One Federal Street                                      Bank and Trust Company
Boston, Massachusetts                                   (2002- present); Vice
02110                                                   President and Counsel,
2/27/61                                                 State Street Bank and
                                                        Trust Company
                                                        (2000-2002); Vice
                                                        President and Counsel,
                                                        PFPC, Inc. 1999 to
                                                        2000.

Peter A. Ambrosini, Esq.   Chief        Unlimited,      Chief Compliance and         N/A                        N/A
SSgA Funds                 Compliance   Elected;        Risk Management
Management, Inc.           Officer      July 2004       Officer, SSgA Funds
State Street Financial                                  Management, Inc. and
Center                                                  State Street Global
One Lincoln Street                                      Advisors
Boston, MA 02111-2900                                   (2001-present);
12/17/43                                                Managing Director,
                                                        PricewaterhouseCoopers
                                                        (1986-2001).

* Mr. Fleites is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position as an officer of the Adviser.

streetTRACKS (R)               INDEX SHARES FUNDS


TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
Agustin J. Fleites


OFFICERS
Agustin J. Fleites, President
James E. Ross, Vice President
Donald A. Gignac, Treasurer
Mary Moran Zeven, Secretary
Karen Gillogly, Assistant Treasurer
Michael Riley, Assistant Treasurer
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd  Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., ("Dow Jones") Dow Jones does not make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.





For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit
WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.






(STATE STREET GLOBAL ADVISORS SSGA (R) LOGO)                 (STATE STREET LOGO)

(COVER GRAPHIC)

(C)2002 STATE STREET CORPORATION ET0912-02

ITEM 2. CODE OF ETHICS

(a) The streetTracks Index Shares Funds (the "Trust" or "Registrant") has adopted a Code of Conduct for Principal Executive and Senior Financial Officers (the "Code of Conduct").

(c) On July 1, 2004, the Board of Trustees adopted a new Code of Conduct which is being filed as Exhibit 11(a)(1) to this Form N-CSR. There were no material amendments to this Code of Conduct during the period July 1, 2004 to September 30, 2004. There were no material amendments to the Code of Conduct in effect for the period April 1, 2004 to June 30, 2004.

(d) There have been no waivers granted by the Trust to individuals covered by the Code of Conduct during the period of April 1, 2004 through September 30, 2004.

(f) A copy of the Code of Conduct is being filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The Board of Trustees of the Trust has determined that the Trust has one Board member serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

(2) Frank Nesvet is the Trust's audit committee financial expert. The Board also determined that Mr. Nesvet is not an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)   Audit Fees

      For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's registered public accounting firm, for the audit of the Trust's annual financial statements and services provided by PwC in connection with the Trust's statutory and regulatory filings were $31,400 and $26,000, respectively.

(b)   Audit-Related Fees

      For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate billed fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that are not reported under (a) of this Item were $0 and $0, respectively. The nature of such services were the: (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of the Trust's operational series; (2) auditing and reporting on the financial statements to be included in the amendment to the Trust's registration statement on Form N-1A to be filed with the Securities and Exchange

      Commission; (3) review of the amendment to the registration statement; and
      (4) issuance of a report on internal control for inclusion in the Trust's Form N-SAR.

(c)   Tax Fees

      For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $12,400 and $11,000, respectively. Services included the review of income and excise tax returns for the Trust.

(d)   All Other Fees

      For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC, other than the services reported in
      (a) through (c) of this Item were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

      The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

            (a) to pre-approve all non-audit services to be provided to the Trust by the independent auditor when, without such pre-approval, the auditor would not be independent of the Trust under applicable federal securities laws, rules or auditing standards;

            (b) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph
                  (b) herein, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to subsequent Audit Committee review or oversight;

            (c) to receive and consider reports from the Trust's independent auditor regarding: (i) all critical accounting policies and practices of the Trust to be used; (ii) all alternative accounting treatments for policies and practices related to material items that have been discussed with management, including the potential ramifications of use of those treatments and the treatment preferred by the auditor; (iii) any material written communications between the auditor and management; and (iv) all non-audit services provided to any entity in the Trust's investment company complex that were not pre-approved by the Committee or pursuant to pre-approval policies and procedures established by the Committee and associated fees;

            (d) to review and pre-approve all audit and non-audit services proposed to be provided to the Trust by its independent auditors; and

            (e) to review and pre-approve all non-audit services proposed to be provided by the Trust's independent auditors to the investment adviser or any of its subsidiaries or affiliates that provide on-going services to the Trust, when, without such pre-approval by the Audit Committee, the auditor would not be independent of the Trust under applicable federal securities laws, rules or auditing standards.

(e)(2) Percentages of Services

      One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Trust's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Not applicable.

(g)   Total Fees Paid By Adviser and Certain Affiliates

      For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate non-audit fees billed by PwC for services rendered to the Trust and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $2,904,000 and $2,098,500 respectively.

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Trust has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Trust's Audit Committee is comprised of the following members: Frank Nesvet (Chairman), David M. Kelly, and Helen F. Peters.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required for this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Agustin Fleites, the Registrant's President, and Donald Gignac, the Registrant's Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Fleites and Gignac determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal half-year, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1) The Trust's Code of Conduct for Principal Executive and Senior Financial Officers.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act"), is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

]
                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS INDEX SHARES FUNDS

By:      /s/ Agustin Fleites
        ------------------------
         Agustin Fleites
         President

Date:    December 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Agustin Fleites
        ------------------------
         Agustin Fleites
         President

Date:    December 1, 2004

By:      /s/ Donald Gignac
        ------------------------
         Donald Gignac
         Chief Financial Officer

Date:    December 1, 2004